SHARE CAPITAL (Tables)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2021
Equity [Abstract]
Schedule for continuity of common stock [Table Text Block]
	Number of shares	Common stock
	#	$
Balance, January 31, 2021	117,057,860	103,636,830
Shares issued - Phantom Farm warrants exercises (1)	456,100	533,326
Shares issued - EFF commitment (2)	19,774	21,787
Shares issued - Guaranteed warrants (3)	1,214,080	-
Shares issued - Settlement of Earn out shares (4)	1,300,000	677,939
Share-based compensation	-	366,469
Balance, January 31, 2022	120,047,814	105,236,351
Share-based compensation	-	209,441
Balance, January 31, 2023	120,047,814	105,445,792

	Number of Shares	Common stock
		$
Balance, January 31, 2020	89,388,639	85,096,509
Shares issued - acquisition of Phantom Farms (i)	7,132,042	2,582,903
Shares issued - Megawood (ii)	95,849	38,415
Shares issued - option exercises (iii)	200,000	98,950
Shares issued - conversion of debentures (iv)	19,764,694	12,758,473
Shares issued - Swell commitment (v)	456,862	429,582
Shares issued - EFF commitment (vi)	19,774	21,371
Standby warrants issued	-	2,116,192
Share-based compensation	-	494,435
Balance, January 31, 2021	117,057,860	103,636,830

Schedule of warrants activity [Table Text Block]
	Warrants outstanding	Weighted average exercise price	Weighted average remaining life
	#	C$	Years
Balance January 31, 2021	11,894,746	1.32	1.96
Exercised	(4,616,100)	1.05
Expired	(4,038,646)	1.73
Balance, January 31, 2022	3,240,000	1.18	2.10
Balance, January 31, 2023	3,240,000	1.18	1.10

	Warrants outstanding	Weighted average exercise price	Weighted average remaining life
	#	C$	Years
Balance January 31, 2020	5,694,746	1.66	0.74
Issued	6,200,000	1.00
Balance, January 31, 2021	11,894,746	1.32	1.96

Schedule of warrants outstanding and exercisable [Table Text Block]
Expiry date	Exercise price	Number of warrants
	C$	#
December 31, 2023	1.00	632,400
January 30, 2024	1.00	1,407,600
May 24, 2024	1.50	1,200,000
		3,240,000

Expiry Date	Exercise Price	Number of Warrants
	C$	#
February 4, 2021	1.50	1,700,000
May 28, 2021	1.83	2,794,746
December 31, 2023	1.00	1,922,000
January 30, 2024	1.00	4,278,000
May 24, 2024	1.50	1,200,000
		11,894,746

Schedule of stock option activity [Table Text Block]
	Options outstanding and exercisable	Weighted average exercise price	Weighted average remaining life
	#	C$	Years
Balance January 31, 2021	6,965,000	1.22	2.05
Expired	(1,350,000)	2.80
Balance, January 31, 2022	5,615,000	0.84	1.45
Granted	600,000	0.70
Expired	(1,405,000)	1.25
Balance, January 31, 2023	4,810,000	0.75	0.86

	Options outstanding and exercisable	Weighted average exercise price	Weighted average remaining life
	#	C$	Years
Balance January 31, 2020	3,255,000	1.78	2.18
Granted	4,055,000	0.73
Exercised	(200,000)	0.65
Expired/Cancelled	(145,000)	0.71
Balance, January 31, 2021	6,965,000	1.22	2.05

Schedule of stock options outstanding and exercisable [Table Text Block]
Expiry date	Exercise price	Outstanding	Exercisable
	C$	#	#
August 17, 2023	0.70	3,560,000	3,560,000
January 28, 2024	1.50	150,000	150,000
October 9, 2024	1.00	500,000	500,000
February 10, 2025	0.70	600,000	199,998
		4,810,000	4,409,998

Expiry Date	Exercise Price	Outstanding	Exercisable
	C$	#	#
June 25, 2021	2.80	1,350,000	1,350,000
February 5, 2022	1.11	460,000	460,000
October 9, 2022	1.38	500,000	500,000
January 24, 2023	0.80	100,000	100,000
August 17, 2023	0.70	3,905,000	1,301,667
January 28, 2024	1.50	150,000	50,000
October 9, 2024	1.00	500,000	500,000
		6,965,000	4,261,667

Schedule for weighted average assumptions of stock options [Table Text Block]
	2023	2022
Stock price	C$0.61
Exercise price	C$0.70
Risk-free rate	1.60%	-
Expected life of options	3 years	-
Annualized volatility	80%	-
Dividend rate	0%	-

Expiry Date	2021
Risk-free rate	0.19%
Expected term of options	3 years
Annualized volatility	80%
Dividend rate	0%